CASH FLOW INFORMATION (Tables)	6 Months Ended
Dec. 31, 2020
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	12/31/2020	12/31/2019
Investment activities
Investment property received	1,741,143	—
Investment in-kind in other related parties (Note 15)	921,390	588,857
Arcadia asset acquisition financed by debt (Note 4)	7,637,972	—
Arcadia asset acquisition through capital emission (Note 4)	15,000,000	—
Non-monetary contributions in joint ventures (Note 12)	—	250,000
	25,300,505	838,857